Note 9 - Other Disclosures (Details Textual) € / shares in Units, € in Thousands				1 Months Ended		12 Months Ended
	Jan. 26, 2024 EUR (€)	Nov. 19, 2021 € / shares	Nov. 17, 2021 € / shares	Dec. 31, 2022 € / shares	Apr. 30, 2022	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2024 EUR (€)	Jun. 05, 2024 shares	Dec. 29, 2023 € / shares	Dec. 01, 2023 EUR (€)	May 03, 2022 € / shares	May 03, 2022 $ / shares	Nov. 08, 2021 € / shares	Dec. 31, 2020	Dec. 31, 2019 EUR (€)
Statement Line Items [Line Items]
Post-employment benefit expense, defined contribution plans						€ 2,004	€ 1,268	€ 1,047
Income from government grants						€ 16	€ 260	€ 71
Expiration term after exit-event, share options granted (Year)						4 years
Number of share options exercisable in share-based payment arrangement				1,536,909		1,507,281	1,536,909
Number of share options outstanding in share-based payment arrangement at end of period				1,562,977		1,507,281	1,562,977	1,805,100
Exercise price, share options granted (in EUR per share) | € / shares						€ 0.06
Number of share options exercised in share-based payment arrangement						55,696	242,123
Weighted average exercise price of share options exercised in share-based payment arrangement (in EUR per share) | € / shares						€ 0.31	€ 1.06
Number of share options granted in share-based payment arrangement						0	0
General and administrative expense						€ 13,204	€ 20,023	€ 15,094
Research and development expense						€ 15,784	€ 158,479	€ 40,609
Share price 1 (in EUR per share) | € / shares				€ 0.92		€ 0.05	€ 0.92
Number of supervisory board members								5
Number of supervisory board members resigned						4
Weighted average number of ordinary shares used in calculating diluted earnings per share (in shares) | shares						107,164,315	83,055,318	59,836,824
Key management personnel compensation, share-based payment						€ (274)	€ 1,138	€ 1,898
Par value per share (in EUR per share) | € / shares															€ 0.06
Tax loss carryforward, corporate income tax						30,812
Tax loss carryforwards, trade tax						€ 29,938
Ordinary shares [member]
Statement Line Items [Line Items]
Par value per share (in EUR per share) | (per share)			€ 0.06					€ 0.06			€ 0.01		€ 0.06	$ 4
High-voting shares [member]
Statement Line Items [Line Items]
Par value per share (in EUR per share) | € / shares								€ 1.5			€ 0.25
Entering into significant commitments or contingent liabilities [member]
Statement Line Items [Line Items]
Payments of settlement of insolvency related liabilities	€ 4,208
Payments of settlement of insolvency related liabilities by subsidiaries	€ 4,581
Potential ordinary share transactions [member] | SVSE [member]
Statement Line Items [Line Items]
Number of high voting shares transferred (in shares) | shares										3,000,000
Potential ordinary share transactions [member] | Ordinary shares [member] | Trustee [member]
Statement Line Items [Line Items]
Number of shares transferred (in shares) | shares										13,306,249
Potential ordinary share transactions [member] | Ordinary shares [member] | SVSE [member]
Statement Line Items [Line Items]
Number of shares transferred (in shares) | shares										17,306,251
Sono Motors Investment UG [member]
Statement Line Items [Line Items]
Notional amount																	€ 185
Borrowings, interest rate																	4.00%
Yorkville [member]
Statement Line Items [Line Items]
Borrowing, Maximum Amount Available												€ 11,000
Cash left-over												€ 2,000
Yorkville [member] | Entering into significant commitments or contingent liabilities [member]
Statement Line Items [Line Items]
Total borrowings									€ 3,000
Equity-settled program [member]
Statement Line Items [Line Items]
Number of additional employees, staff members, share based payment arrangement																85
Number of additional employees, managers, share based payment arrangement																3
Number of additional employees, active, share based payment arrangement								1
Share split replication, additional shares issued [member]
Statement Line Items [Line Items]
Number of instruments granted in share-based payment arrangement			0.71
Options with service conditions [member]
Statement Line Items [Line Items]
Vesting period, share options granted (Month)						36 months
Bonus shares issued upon exercise of stock option [member]
Statement Line Items [Line Items]
Number of instruments granted in share-based payment arrangement						0.71
Number of share options outstanding in share-based payment arrangement at end of period				2,672,691		2,577,451	2,672,691
Employee stock option program (ESOP) [member]
Statement Line Items [Line Items]
Number of share options outstanding in share-based payment arrangement at end of period				583,993		536,209	583,993
Number of share options granted as a percentage of annual gross salary					10.00%
General and administrative expense						€ 70	€ 70
Selling and distribution expense						23	23
Research and development expense						€ 235	€ 235
Employee stock option program (ESOP) [member] | Bottom of range [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement					5,000
Restricted stock units [member]
Statement Line Items [Line Items]
Exercise price, share options granted (in EUR per share) | € / shares		€ 0				€ 0
Vesting, number of installments, other equity instruments		4
Number of other equity instruments granted in share-based payment arrangement				0		0	0
Vesting period, other equity instruments (Year)		4 years				12 months
Number of other equity instruments exercisable in share-based payment arrangement				15,967		13,574	15,967
Number of supervisory board members resigned						3
Number of other equity instruments forfeited in share-based payment arrangement						36,631	22,542
Key management personnel compensation, share-based payment						€ 317	€ 486
Restricted stock units [member] | Supervisory board members [member]
Statement Line Items [Line Items]
Number of other equity instruments forfeited in share-based payment arrangement						36,631
Conversion stock option program (CSOP) [member]
Statement Line Items [Line Items]
Key management personnel compensation, share-based payment						€ 43	€ 652	€ 1,898